Schedule of changes in debentures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020		R$ 3,188,531	R$ 3,142,383
Funding		134,313	263,000
Charges		197,616	183,265
Monetary and exchange variations		41,357	37,058
Amortization - principal		(202,577)	(253,700)
Payment - charges		(193,421)	(183,475)
Effect of acquisition of control of Vilas Complex		514,272
(-) Transaction costs		(1,647)
Balance as of December 31, 2021		3,678,444	3,188,531
Debentures, beginning balance		6,757,481	8,429,710
Charges and monetary variations		658,653	453,951
Amortization - principal		(1,852,048)	(1,046,295)
Payment - charges		(361,073)	(422,295)
Reclassification	[1]	(20,366)	(657,590)
Funding		3,000,000
Transaction costs		(35,030)
Debentures, ending balance		8,147,617	6,757,481
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020		140,337	108,983
Funding
Charges		6,218	6,928
Monetary and exchange variations		10,266	31,189
Amortization - principal
Payment - charges		(6,249)	(6,763)
Effect of acquisition of control of Vilas Complex
(-) Transaction costs
Balance as of December 31, 2021		150,572	140,337
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020		3,048,194	3,033,400
Funding		134,313	263,000
Charges		191,398	176,337
Monetary and exchange variations		31,091	5,869
Amortization - principal		(202,577)	(253,700)
Payment - charges		(187,172)	(176,712)
Effect of acquisition of control of Vilas Complex		514,272
(-) Transaction costs		(1,647)
Balance as of December 31, 2021		R$ 3,527,872	R$ 3,048,194

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.